UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6332

Oppenheimer Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2014 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—101.0%
New Jersey—0.0%
$30,000	Essex County, NJ Improvement Authority (Mt. Carmel Towers)[1]	4.850%		11/01/2032	04/30/2014	A	$30,240
New York—71.9%
1,325,000	Addison, NY Central School District	5.000		06/01/2020	06/01/2020		1,522,359
1,045,000	Addison, NY Central School District	5.000		06/01/2018	06/01/2018		1,186,880
200,000	Addison, NY Central School District	5.000		06/01/2016	06/01/2016		217,236
2,100,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250		12/01/2019	12/01/2014	A	2,137,233
50,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900		07/01/2021	08/04/2019	B	49,233
200,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000		11/15/2025	11/15/2020	A	227,828
260,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.400		12/01/2018	04/30/2014	A	260,546
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500		04/01/2018	12/06/2016	A	1,389,911
420,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550		04/01/2015	10/05/2014	B	425,422
590,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	[2]	03/01/2018	09/24/2016	B	602,573
2,590,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250		11/15/2027	11/15/2017	A	2,741,152
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750		11/15/2022	11/15/2017	A	3,329,490
140,000	Allegany County, NY IDA (Alfred University)[1]	5.000		08/01/2028	04/30/2014	A	140,109
20,000	Blasdell, NY Water System[1]	5.125		06/15/2017	04/30/2014	A	20,081
25,000	Blue Point, NY Fire District	4.625		08/01/2015	04/30/2014	A	25,088
485,000	Brookhaven, NY IDA (Enecon Corp.)[1]	5.800		11/01/2018	12/20/2016	B	478,467
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2019	07/15/2019		1,569,469
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2018	07/15/2018		1,604,610
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2017	07/15/2017		2,616,718
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750		10/01/2026	04/01/2021	A	1,545,925
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)	4.750		12/15/2026	12/15/2022	A	2,127,600
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2025	07/01/2022	A	1,866,361
1,650,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2026	07/01/2022	A	1,793,302
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2028	07/01/2022	A	1,831,767
1,395,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2024	07/01/2022	A	1,542,186

1	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$600,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000%	08/01/2021	08/01/2021	$682,506
500,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000	08/01/2022	08/01/2022	570,330
1,000,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000	08/01/2032	08/01/2022 A	1,053,910
270,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.250	11/01/2015	05/09/2015 B	271,717
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	05/01/2016 A	505,895
170,000	Chautaugua County, NY Public Improvement[1]	4.600	04/15/2014	04/15/2014	170,291
3,805,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024	06/07/2021 B	3,769,499
815,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016	07/08/2015 B	811,031
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040	05/29/2034 B	17,077,846
20,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	5.000	11/01/2029	04/30/2014 A	20,017
50,000	Chestertown, NY Fire District[1]	5.125	05/15/2020	05/15/2014 A	50,414
25,000	Clinton County, NY GO	4.500	07/15/2014	04/30/2014 A	25,081
10,000	Cornwall on Hudson, NY1	5.000	07/15/2015	07/15/2014 A	10,128
10,000	Deerfield, NY GO1	5.500	06/15/2018	06/15/2016 A	10,618
10,000	Deerfield, NY GO1	5.500	06/15/2017	06/15/2016 A	10,702
15,000	Deerfield, NY GO1	5.500	06/15/2020	06/15/2016 A	15,719
15,000	Deerfield, NY GO1	5.500	06/15/2019	06/15/2016 A	15,831
10,000	Deerfield, NY GO1	5.500	06/15/2014	06/15/2014	10,085
10,000	Deerfield, NY GO1	5.500	06/15/2016	06/15/2016	10,786
10,000	Deerfield, NY GO1	5.500	06/15/2015	06/15/2015	10,474
3,250,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000	10/01/2030	02/13/2020 A	3,306,745
1,135,000	East Rochester, NY Hsg. Authority (Perinton-Fairport)[1]	4.800	08/01/2019	08/01/2014 A	1,167,450
510,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500	08/01/2033	05/21/2027 B	478,788
1,690,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.150	08/01/2016	08/13/2015 B	1,739,787
140,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021	04/29/2014 A	140,381
2,595,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2029	05/01/2018 A	2,934,218
3,310,000	Erie County, NY IDA (School Facility)	5.000	05/01/2025	05/01/2022 A	3,750,296
2,000,000	Erie County, NY IDA (School Facility)	5.000	05/01/2026	05/01/2022 A	2,253,860
700,000	Erie County, NY Public Improvement District	5.000	04/01/2026	04/01/2022 A	779,835
525,000	Erie County, NY Public Improvement District	5.000	04/01/2024	04/01/2022 A	592,027
600,000	Erie County, NY Public Improvement District	5.000	04/01/2023	04/01/2022 A	684,114

2	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$500,000	Erie County, NY Public Improvement District	5.000%	04/01/2025	04/01/2022	A	$ 559,905
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	08/02/2027	B	7,652,092
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	07/24/2022	B	24,976,106
360,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		373,525
285,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	12/04/2014	B	296,115
835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2027	06/01/2022	A	907,804
500,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2025	09/01/2022	A	563,770
905,000	Glen Cove, NY GO1	6.250	04/01/2025	04/01/2016	A	940,720
1,105,000	Glen Cove, NY GO1	6.250	04/01/2026	04/01/2016	A	1,146,902
750,000	Glen Cove, NY GO	6.250	04/01/2024	04/01/2016	A	781,177
10,000	Glen Falls, NY GO1	5.250	04/01/2018	10/01/2014	A	10,144
285,000	Gloversville, NY GO1	5.800	03/15/2018	09/15/2014	A	286,966
50,000	Gloversville, NY GO1	5.800	03/15/2015	09/15/2014	A	51,277
270,000	Gloversville, NY GO1	5.800	03/15/2017	09/15/2014	A	276,817
75,000	Hempstead Village, NY GO1	5.000	09/15/2019	09/15/2016	A	79,628
75,000	Hempstead Village, NY GO1	5.000	09/15/2020	09/15/2016	A	78,739
75,000	Hempstead Village, NY GO1	5.000	09/15/2021	09/15/2016	A	78,118
75,000	Hempstead Village, NY GO1	5.000	09/15/2018	09/15/2016	A	80,160
75,000	Hempstead Village, NY GO1	5.000	09/15/2023	09/15/2016	A	77,300
75,000	Hempstead Village, NY GO1	5.000	09/15/2022	09/15/2016	A	77,596
75,000	Hempstead Village, NY GO1	5.000	09/15/2017	09/15/2016	A	80,963
425,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.750	11/01/2018	12/14/2016	B	412,573
20,000	Hudson Falls, NY Central School District[1]	4.750	06/15/2019	06/15/2019		22,154
1,100,000	Islip, NY Res Rec, Series E1	5.750	07/01/2020	07/01/2014	A	1,124,541
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021	07/01/2014	A	1,344,338
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023	07/01/2014	A	1,021,920
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017	07/01/2014	A	3,052,850
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019	07/01/2014	A	1,201,214
250,000	Jamestown, NY GO1	5.000	08/01/2025	08/01/2014	A	251,425
250,000	Jamestown, NY GO1	5.000	08/01/2024	08/01/2014	A	251,487
2,620,000	Jefferson County, NY IDA (International Paper)[1]	5.200	12/01/2020	04/30/2014	A	2,621,310
230,000	L.I., NY Power Authority[1]	6.000	05/01/2033	05/01/2019	A	265,569
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	04/01/2019	A	555,499
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019	A	277,325
19,945,000	L.I., NY Power Authority, Series A	5.000	09/01/2026	09/01/2022	A	21,842,567
100,000	L.I., NY Power Authority, Series A1	5.250	12/01/2020	06/01/2016	A	110,536
5,850,000	L.I., NY Power Authority, Series A1	5.000	12/01/2025	06/01/2016	A	6,264,765
1,700,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	04/01/2019	A	1,909,100
1,030,000	L.I., NY Power Authority, Series A1	5.100	09/01/2029	09/01/2014	A	1,051,177

3	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$4,000,000	L.I., NY Power Authority, Series B1	5.000%	09/01/2024	09/01/2022	A	$4,448,840
10,000,000	L.I., NY Power Authority, Series B	5.000	09/01/2027	09/01/2022	A	10,921,200
14,825,000	L.I., NY Power Authority, Series B	5.000	09/01/2029	09/01/2022	A	16,001,512
185,000	Lackawanna, NY Hsg. Authority[1]	5.000	09/01/2015	09/01/2015		193,271
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022	04/30/2014	A	2,211,149
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030	04/30/2014	A	1,010,141
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017	A	75,270
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017	A	94,320
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017	A	89,426
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017	A	78,364
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017	A	79,882
80,000	Livonia, NY GO1	5.000	06/15/2022	06/15/2017	A	84,518
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016	10/15/2014	A	35,899
2,000,000	Lyons, NY Community Health Initiatives Corp.[1]	5.550	09/01/2024	09/01/2014	A	2,155,520
100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2015	12/04/2014	B	100,702
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022	06/01/2015	A	2,108,984
1,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	04/30/2014	A	1,505,475
835,000	Madison County, NY IDA (Oneida Healthcare Center)	5.500	02/01/2016	04/30/2014	A	836,879
90,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	04/30/2014	A	90,050
5,000	Monroe County, NY GO1	4.900	06/01/2015	04/30/2014	A	5,019
5,000	Monroe County, NY GO1	5.000	06/01/2017	04/30/2014	A	5,020
25,000	Monroe County, NY GO	5.750	06/01/2015	04/30/2014	A	25,115
660,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2028	12/01/2022	A	705,903
400,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2026	12/01/2022	A	434,012
345,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2027	12/01/2022	A	371,372
460,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	04/30/2014	A	461,265
275,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.000	07/01/2016	07/13/2015	B	266,689
325,000	Monroe County, NY IDA (West End Business Center)[1]	5.125	12/01/2014	12/01/2014		323,235
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	10/01/2021	A	212,284
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000	06/01/2023	06/01/2022	A	678,406
35,000	Monroe County, NY Water Authority[1]	5.250	08/01/2016	04/30/2014	A	35,147
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024	07/01/2014	A	7,824,882
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023	04/30/2014	A	283,083

4	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125%	12/01/2023	04/30/2014 A	$985,569
350,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019	07/29/2017 B	342,569
300,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	11/01/2022	289,299
180,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.000	11/01/2016	04/30/2014 A	180,104
265,000	Nassau County, NY IDA (ALIA-CMA)[1]	7.000	11/01/2016	04/30/2014 A	265,154
205,000	Nassau County, NY IDA (ALIA-CRR)[1]	7.000	11/01/2016	04/30/2014 A	205,119
45,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.000	11/01/2016	04/30/2014 A	45,026
185,000	Nassau County, NY IDA (ALIA-HKSB)[1]	7.000	11/01/2016	04/30/2014 A	185,107
1,600,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022	11/01/2022	1,542,928
830,000	Nassau County, NY IDA (CSMR)[1]	6.000	12/01/2019	08/01/2017 B	815,110
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950	11/01/2022	11/01/2022	192,866
415,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	6.000	12/01/2019	07/31/2017 B	412,323
160,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.000	11/01/2017	11/01/2017	160,232
17,015,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250	06/01/2027	04/30/2014 A	17,077,955
200,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950	11/01/2022	11/01/2022	192,866
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020 A	547,470
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022	11/01/2022	489,255
35,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.000	11/01/2017	11/01/2017	35,028
285,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019	07/25/2017 B	278,918
60,000	Nassau County, NY IDA, Series C1	6.000	12/01/2019	09/01/2017 B	58,720
5,690,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)	5.000	07/01/2027	07/01/2022 A	6,067,588
4,500,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)	5.000	07/01/2027	07/01/2022 A	4,798,620
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	06/01/2026	09/03/2023 B	18,388,230
15,000	New Paltz, NY Central School District	4.500	06/01/2016	04/30/2014 A	15,049
4,755,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019	07/01/2014 A	4,774,400
13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250	07/01/2027	07/01/2014 A	13,013,643
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032	04/30/2014 A	2,537,535
775,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	04/30/2014 A	777,193
160,000	Niagara County, NY IDA (Affinity Foxwood Place)[1]	4.350	01/20/2017	10/24/2015 B	164,664
800,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018	06/01/2014 A	802,096

5	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
New York (Continued)
$1,190,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250%		05/15/2034	04/03/2024 B	$1,148,993
11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.750		05/15/2029	05/15/2014 A	11,993,441
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	06/15/2028 B	886,174
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875		05/15/2022	05/15/2015 B	1,170,042
200,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2025	06/15/2015 A	208,496
2,045,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2021	06/15/2015 A	2,131,872
870,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2022	06/15/2015 A	906,958
475,000	Niagara Falls, NY GO1	4.500		03/01/2020	04/30/2014 A	475,784
250,000	Niagara Falls, NY GO1	4.500		03/01/2021	04/30/2014 A	250,345
455,000	Niagara Falls, NY GO1	4.500		03/01/2019	04/30/2014 A	455,883
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500		07/15/2034	07/15/2015 A	1,016,080
320,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2026	05/01/2022 A	342,483
200,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.311	[2]	04/01/2024	04/17/2014 A	179,050
3,345,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2017	04/30/2014 A	3,365,103
10,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2019	04/30/2014 A	10,060
2,100,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.306	[2]	04/01/2024	04/02/2014 A	1,882,165
4,225,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.311	[2]	04/01/2024	04/17/2014 A	3,782,338
410,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750		04/01/2019	04/30/2014 A	412,874
125,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2028	02/24/2024 B	122,535
100,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2016	04/30/2014 A	100,601
18,900,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	04/30/2014 A	19,032,489
60,000	Niagara, NY Frontier Transportation Authority International Airport[1]	5.000		04/01/2018	04/25/2014 A	60,031

6	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$980,000	North Babylon, NY Volunteer Fire Company[1]	5.750%	08/01/2022	12/14/2018 B	$974,796
400,000	NY Capital District Youth Center[1]	6.000	02/01/2017	08/01/2014 A	406,292
125,000	NY Convention Center (Hotel Unit)[1]	5.000	11/15/2026	11/15/2015 A	132,784
4,390,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	05/31/2014 A	4,389,385
4,670,000	NY Counties Tobacco Trust I1	6.300	06/01/2019	04/06/2018 B	4,665,423
65,000	NY Counties Tobacco Trust I1	5.875	06/01/2014	06/01/2014	64,982
3,295,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	12/04/2023 B	3,249,529
800,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	08/15/2026 B	778,976
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2016	04/30/2014 A	2,330,466
9,155,000	NY Counties Tobacco Trust II (TASC)[1]	5.250	06/01/2025	05/31/2014 A	9,154,176
915,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	05/31/2014 A	914,936
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2015	04/30/2014 A	2,120,594
1,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2014	04/30/2014 A	1,925,327
6,140,000	NY Counties Tobacco Trust III[1]	5.750	06/01/2033	04/30/2014 A	6,141,903
18,575,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043	05/31/2014 A	18,574,071
2,375,000	NY Counties Tobacco Trust IV1	4.250	06/01/2021	06/19/2014 B	2,323,747
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250	06/01/2041	03/04/2026 B	33,537,792
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026	08/07/2018 B	4,040,292
5,000	NY MTA Commuter Facilities, Series 7[1]	5.625	07/01/2016	04/30/2014 A	5,213
50,000	NY MTA Commuter Facilities, Series B1	5.125	07/01/2024	04/30/2014 A	51,389
5,000	NY MTA Commuter Facilities, Series B1	5.000	07/01/2017	04/30/2014 A	5,232
5,000	NY MTA Commuter Facilities, Series D1	5.000	07/01/2016	04/30/2014 A	5,229
300,000	NY MTA, Series 2008C1	6.250	11/15/2023	11/15/2018 A	352,698
7,150,000	NY MTA, Series A1	5.000	11/15/2026	11/15/2017 A	7,976,540
2,500,000	NY MTA, Series A	5.000	11/15/2029	05/15/2023 A	2,734,375
12,475,000	NY MTA, Series A1	5.250	11/15/2029	05/15/2016 A	13,357,980
10,785,000	NY MTA, Series A1	5.000	11/15/2026	05/15/2016 A	11,603,905
100,000	NY MTA, Series B1	5.000	11/15/2023	11/15/2016 A	110,578
6,500,000	NY MTA, Series B1	5.250	11/15/2027	11/15/2019 A	7,446,530
5,000,000	NY MTA, Series C1	5.000	11/15/2030	11/15/2022 A	5,420,200
10,000,000	NY MTA, Series C	5.000	11/15/2029	11/15/2022 A	10,955,700
14,000,000	NY MTA, Series C	5.000	11/15/2028	11/15/2022 A	15,501,360
5,000,000	NY MTA, Series D1	5.000	11/15/2031	11/15/2021 A	5,388,500
4,000,000	NY MTA, Series D1	5.000	11/01/2025	11/01/2022 A	4,533,280
5,000,000	NY MTA, Series D1	5.000	11/01/2024	11/01/2022 A	5,703,500
23,000,000	NY MTA, Series D	5.000	11/15/2027	11/15/2019 A	25,465,830
6,000,000	NY MTA, Series D	5.000	11/15/2024	11/15/2017 A	6,662,340
20,000,000	NY MTA, Series D	5.000	11/15/2029	11/15/2022 A	21,911,400
11,800,000	NY MTA, Series D-1	5.000	11/01/2026	11/01/2022 A	13,260,250
5,075,000	NY MTA, Series D-1	5.000	11/01/2028	11/01/2022 A	5,617,213
2,230,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2015 A	2,337,932
16,845,000	NY MTA, Series F1	5.000	11/15/2027	11/15/2022 A	18,780,827
19,140,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2022 A	20,748,526
5,000,000	NY MTA, Series H1	5.000	11/15/2030	11/15/2022 A	5,420,200

7	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
New York (Continued)
$1,440,000	NY Oneida Healthcare Corp. (Oneida Health Systems)	5.500%		02/01/2016	04/30/2014 A	$1,443,744
4,180,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300		02/01/2021	04/30/2014 A	4,183,887
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2033	11/15/2018 A	1,104,460
5,000,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2028	11/15/2022 A	5,688,450
4,000,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2029	11/15/2022 A	4,517,720
8,000,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2026	05/15/2023 A	9,066,960
2,540,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2029	11/15/2022 A	2,868,752
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2030	11/15/2022 A	1,675,035
14,000,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	12/23/2021 B	12,745,740
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	12/09/2027 B	11,740,263
50,000,000	NY TSASC, Inc. (TFABs)[3]	5.000		06/01/2026	12/23/2021 A	45,520,500
154,440,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	09/17/2015 B	151,917,997
145,000	NY Valley Health Devel. Corp.[1]	6.750		05/20/2022	05/20/2014 A	148,629
10,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)[1]	7.250	[2]	11/01/2042	05/01/2014 A	9,999,600
5,000	NYC GO1	5.000		08/01/2023	08/01/2015 A	5,303
5,995,000	NYC GO3	5.000		12/01/2023	10/02/2016 A	6,171,880
1,930,000	NYC GO1	5.000		12/01/2024	12/01/2014 A	1,990,698
6,675,000	NYC GO1	5.000		06/01/2023	06/01/2015 A	7,030,444
26,090,000	NYC GO3	5.000		08/01/2027	02/01/2023 A	29,431,346
22,970,000	NYC GO3	5.000		08/01/2026	02/01/2023 A	26,064,059
28,685,000	NYC GO3	5.000		08/01/2027	02/01/2023 A	32,358,611
18,760,000	NYC GO3	5.000		08/01/2026	02/01/2023 A	21,286,972
9,500,000	NYC GO1	5.250		04/01/2028	04/01/2019 A	10,892,890
670,000	NYC GO1	5.750		08/01/2018	04/30/2014 A	673,055
8,065,000	NYC GO1	5.000		08/01/2023	08/01/2019 A	9,251,684
2,000,000	NYC GO1	5.000		08/01/2024	02/01/2016 A	2,142,480
21,015,000	NYC GO1	5.000		08/01/2024	08/01/2016 A	22,884,915
6,500,000	NYC GO1	5.125		12/01/2024	12/01/2017 A	7,363,590
19,505,000	NYC GO1	5.000		08/01/2028	08/01/2019 A	22,246,623
2,000,000	NYC GO1	5.000		08/01/2029	08/01/2022 A	2,212,840
140,000	NYC GO1	5.250		08/15/2024	08/15/2014 A	142,674
60,000	NYC GO	5.875		08/01/2019	04/30/2014 A	60,280
7,820,000	NYC GO	5.000		10/01/2031	10/01/2022 A	8,564,620
4,000,000	NYC GO	5.000		10/01/2030	10/01/2022 A	4,405,400
6,350,000	NYC GO	5.000		08/01/2030	08/01/2022 A	6,982,460
5,000	NYC GO1	5.625		08/01/2015	04/30/2014 A	5,023
10,000	NYC GO1	5.500		02/15/2026	04/30/2014 A	10,039
500,000	NYC GO1	5.000		08/01/2022	08/01/2015 A	530,585
1,000,000	NYC GO1	5.000		08/01/2030	08/01/2015 A	1,048,050
50,000	NYC GO	5.875		06/01/2019	04/30/2014 A	50,233

8	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$45,000	NYC GO1	7.750%	08/15/2027	08/15/2014 A	$46,159
5,000	NYC GO	5.500	08/01/2022	04/30/2014 A	5,021
15,000	NYC GO1	5.500	11/15/2037	04/30/2014 A	15,063
590,000	NYC GO	6.350	05/15/2014	04/30/2014 A	593,092
5,000	NYC GO1	6.000	02/15/2024	04/30/2014 A	5,022
10,000	NYC GO1	5.750	08/01/2018	04/30/2014 A	10,046
5,000	NYC GO1	5.500	02/15/2026	04/30/2014 A	5,019
10,000	NYC GO	5.125	08/01/2022	04/30/2014 A	10,039
5,000	NYC GO1	5.500	06/01/2028	04/30/2014 A	5,021
1,100,000	NYC GO1	5.000	08/01/2027	02/01/2022 A	1,230,922
225,000	NYC GO1	5.000	08/01/2020	08/01/2014 A	228,496
90,000	NYC GO1	5.000	09/01/2023	09/01/2015 A	95,773
5,320,000	NYC GO1	5.000	11/01/2025	11/01/2014 A	5,466,140
4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020 A	4,944,382
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	05/01/2018 A	263,515
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	05/01/2018 A	1,520,925
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018 A	217,660
1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020 A	1,935,896
515,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017 A	530,507
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018 A	32,379
225,000	NYC HDC (Multifamily Hsg.)[1]	5.150	11/01/2037	05/01/2017 A	229,100
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	05/01/2018 A	5,005,923
35,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	04/30/2014 A	35,048
1,125,000	NYC HDC, Series A1	5.250	05/01/2030	05/01/2014 A	1,129,601
2,215,000	NYC HDC, Series C1	5.000	11/01/2026	11/01/2015 A	2,249,598
11,460,000	NYC Health & Hospital Corp.[1]	5.000	02/15/2024	02/15/2020 A	12,615,512
37,400,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020 A	40,015,008
315,000	NYC IDA (Calhoun School)	6.250	12/01/2016	12/13/2015 B	360,936
240,000	NYC IDA (Center for Elimination of Family Violence)[1]	6.250	11/01/2016	11/17/2015 B	239,659
2,345,000	NYC IDA (Chapin School)[1]	4.800	11/01/2018	04/12/2016 A	2,405,384
35,000	NYC IDA (College of Mount St. Vincent)[1]	4.750	06/01/2025	04/30/2014 A	35,015
225,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	05/10/2015 B	232,814
1,535,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	11/01/2014 A	1,546,620
1,470,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	11/01/2014 A	1,483,671
175,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	05/08/2015 B	181,078
1,265,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018	11/01/2014 A	1,276,765
595,000	NYC IDA (Family Support Systems)[4]	6.500	11/01/2014	11/01/2014	237,863
210,000	NYC IDA (Gourmet Boutique)	5.250	11/01/2013	11/01/2013	146,912
690,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016	12/01/2016	690,711
635,000	NYC IDA (Horace Mann School)	5.000	07/01/2023	04/30/2014 A	637,134
260,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2018	04/30/2014 A	260,907

9	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$400,000	NYC IDA (Independent Living Assoc.)[1]	6.200%		07/01/2020	09/25/2017	B	$400,024
300,000	NYC IDA (Manhattan Community Access Corp.)[1]	5.250		12/01/2016	12/14/2015	B	296,874
230,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375		11/01/2018	12/10/2016	B	238,604
1,140,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375		11/01/2018	12/11/2016	B	1,182,647
1,655,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375		11/01/2016	11/13/2015	B	1,710,459
670,000	NYC IDA (Metro Biofuels)[4]	5.500		11/01/2013	11/01/2013		468,658
1,200,000	NYC IDA (Metropolitan College of New York)[1]	5.750		03/01/2020	03/01/2015	A	1,225,332
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125		11/01/2025	04/30/2014	A	4,592,703
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125		11/01/2035	04/30/2014	A	5,870,806
660,000	NYC IDA (New York Institute of Technology)[1]	5.250		03/01/2018	04/30/2014	A	662,435
75,000	NYC IDA (Polytechnic University)[1]	4.550		11/01/2018	11/01/2017	A	83,035
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125		01/01/2029	01/01/2019	A	221,440
575,000	NYC IDA (Reece School)[1]	6.500		12/01/2017	06/28/2016	B	596,867
2,505,000	NYC IDA (Rosco, Inc.)	5.625		06/01/2022	10/25/2018	B	2,529,850
4,450,000	NYC IDA (Samaritan Aids Services)[1]	5.000		11/01/2024	04/30/2014	A	4,457,298
200,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.800		07/01/2023	10/13/2021	B	188,054
10,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	4.150		07/01/2014	07/01/2014		9,993
450,000	NYC IDA (Stallion)	5.000		11/01/2016	11/01/2016		438,241
260,000	NYC IDA (Stallion)[1]	5.500		11/01/2017	05/23/2016	B	252,595
1,170,000	NYC IDA (Studio School)[4]	6.250		11/01/2018	12/16/2016	B	900,058
48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2024	01/01/2016	C	52,002,822
14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2019	01/01/2016	C	15,680,096
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2018	01/01/2016	C	12,728,485
8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2017	01/01/2016	C	9,205,629
10,250,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2021	01/01/2016	C	10,952,535
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2020	01/01/2016	C	16,270,684
500,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2020	07/01/2020		551,485
250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2021	07/01/2021		271,813
90,000	NYC IDA (Trinity Episcopal School Corp.)[1]	5.250		06/15/2017	04/30/2014	A	90,321

10	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$4,450,000	NYC IDA (Unicef)[1]	5.050%	11/01/2018	12/07/2016	B	$4,329,583
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250	03/01/2023	04/30/2014	A	1,003,690
25,000	NYC IDA (USTA National Tennis Center)[1]	5.000	11/15/2018	04/30/2014	A	25,099
2,000,000	NYC IDA (Visy Paper)[1]	7.800	01/01/2016	04/30/2014	A	2,002,340
765,000	NYC IDA (Vocational Instruction)[4]	7.250	02/01/2013	02/01/2013		419,220
8,655,000	NYC IDA (Yankee Stadium)[1]	1.804	03/01/2022	03/01/2022		7,904,871
200,000	NYC IDA (Yankee Stadium)[1]	2.449	03/01/2025	03/01/2025		175,416
6,550,000	NYC IDA (Yankee Stadium)[1]	2.429	03/01/2023	03/01/2023		5,888,712
195,000	NYC IDA (Yankee Stadium)[1]	2.439	03/01/2024	03/01/2024		173,404
985,000	NYC IDA (Yankee Stadium)[1]	2.459	03/01/2026	03/01/2026		861,008
1,000,000	NYC IDA (Yankee Stadium)[1]	2.469	03/01/2027	03/01/2027		861,980
3,000,000	NYC IDA (Yankee Stadium)[1]	2.369	03/01/2020	03/01/2020		2,844,660
3,430,000	NYC IDA (Yankee Stadium)[1]	2.249	03/01/2016	03/01/2015	A	3,415,388
750,000	NYC IDA (Yankee Stadium)[1]	2.339	03/01/2019	03/01/2019		724,245
2,690,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350	11/01/2017	05/26/2016	B	2,698,393
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2015	A	10,409,400
12,900,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	12/15/2014	A	13,307,898
7,500,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	06/15/2015	A	7,811,625
410,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	461,746
5,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	06/15/2016	A	5,380,350
30,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2030	06/15/2020	A	33,292,200
1,615,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	1,824,320
20,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2022	12/15/2014	A	20,677
6,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2017	A	6,425,580
300,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2025	06/15/2015	A	315,963
10,755,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	06/15/2021	A	11,900,300
29,450,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	06/15/2021	A	32,152,332
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030	01/15/2019	A	169,278
1,460,000	NYC Transitional Finance Authority[1]	5.000	02/01/2033	04/30/2014	A	1,465,519
1,880,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2027	07/15/2022	A	2,124,325
11,325,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2030	07/15/2022	A	12,507,443
9,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2028	07/15/2022	A	10,076,490

11	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$10,000,000	NYC Transitional Finance Authority (Building Aid)	5.000%	07/15/2029	07/15/2022	A	$11,112,400
4,715,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2028	05/01/2018	A	5,256,801
3,740,000	NYC Transitional Finance Authority (Future Tax)[1]	5.500	11/01/2028	11/01/2015	A	4,016,872
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018	A	11,476,300
11,850,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2025	05/01/2017	A	13,183,481
2,675,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2026	05/01/2018	A	3,017,052
7,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2027	05/01/2018	A	7,877,450
10,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2025	05/01/2018	A	11,312,500
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021	A	1,873,889
15,000	NYC Transitional Finance Authority (Future Tax)	5.000	11/15/2026	04/30/2014	A	15,058
50,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)[1]	5.250	12/01/2018	12/01/2018		58,312
140,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2023	11/15/2015	A	147,903
9,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2027	11/15/2015	A	10,499,606
6,780,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2024	11/15/2015	A	7,178,461
2,900,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2025	11/15/2015	A	3,076,175
5,000	NYS DA (4201 School Programs)	5.000	07/01/2018	04/30/2014	A	5,019
50,000	NYS DA (Brookdale Hospital Medical Center)	5.300	02/15/2017	04/30/2014	A	50,212
25,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200	02/15/2016	04/30/2014	A	25,104
65,000	NYS DA (Brookdale Hospital Medical Center)	5.300	02/15/2017	04/30/2014	A	65,275
1,255,000	NYS DA (Brooklyn Law School)	5.000	07/01/2025	07/01/2022	A	1,369,582
1,300,000	NYS DA (Canisius College)[1]	5.000	07/01/2022	07/01/2015	A	1,319,279
75,000	NYS DA (Canisius College)[1]	5.000	07/01/2019	07/01/2015	A	76,810
30,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2015	04/30/2014	A	30,010
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2018	06/28/2017	B	49,940
500,000	NYS DA (Culinary Institute of America)	5.000	07/01/2028	07/01/2022	A	528,510
10,000	NYS DA (Dept. of Education)[1]	5.000	07/01/2027	04/28/2014	A	10,037
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023	07/01/2014	A	890,947
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021	07/01/2014	A	353,766
45,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2028	04/30/2014	A	45,161

12	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$2,465,000	NYS DA (Ellis Hospital)[1]	5.050%	08/15/2024	08/15/2014	A	$2,503,824
545,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017	04/30/2014	A	547,098
85,000	NYS DA (Green Chimneys School)[1]	5.500	07/01/2018	04/30/2014	A	86,731
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019	04/30/2014	A	1,003,940
1,060,000	NYS DA (Health Quest Systems)[1]	5.250	07/01/2027	07/01/2017	A	1,162,947
2,110,000	NYS DA (Interagency Council Pooled Loan Program)[1]	7.000	07/01/2021	05/15/2018	B	2,177,921
1,000,000	NYS DA (Iona College)	5.000	07/01/2024	07/01/2022	A	1,086,840
1,000,000	NYS DA (Iona College)	5.000	07/01/2023	07/01/2022	A	1,103,260
1,110,000	NYS DA (Iona College)	5.000	07/01/2022	07/01/2022		1,236,374
1,000,000	NYS DA (Iona College)	5.000	07/01/2027	07/01/2022	A	1,064,210
1,000,000	NYS DA (Iona College)	5.000	07/01/2026	07/01/2022	A	1,068,190
1,000,000	NYS DA (Iona College)	5.000	07/01/2025	07/01/2022	A	1,075,460
30,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[1]	5.125	07/01/2021	04/30/2014	A	30,037
25,000	NYS DA (Kingsbrook Jewish Medical Center)[1]	4.750	02/01/2023	04/30/2014	A	25,073
110,000	NYS DA (La Salle School)[1]	5.000	07/01/2018	04/30/2014	A	110,437
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023	07/01/2014	A	1,109,647
100,000	NYS DA (Maimonides Medical Center)[1]	5.000	08/01/2024	08/01/2014	A	101,624
14,375,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2028	04/28/2014	A	14,427,613
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023	04/28/2014	A	225,864
10,640,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2030	02/15/2015	A	10,956,114
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	08/15/2018	A	115,135
12,070,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2035	02/15/2015	A	12,415,806
1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2025	07/01/2019	A	1,174,538
840,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2026	07/01/2019	A	890,803
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2027	07/01/2019	A	682,195
50,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2033	02/01/2015	A	51,440
3,365,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2021	02/01/2018	A	3,725,526
300,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2028	02/01/2015	A	309,471
9,875,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2035	07/01/2017	A	10,259,533
50,000	NYS DA (Mount Sinai School of Medicine)	4.000	07/01/2015	04/30/2014	A	50,157
150,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2022	07/01/2020	A	168,066
180,000	NYS DA (Municipal Health Facilities)[1]	4.750	01/15/2029	04/30/2014	A	180,637

13	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000%	01/15/2032	01/15/2018	A	$5,358,950
350,000	NYS DA (New York Medical College)[1]	5.000	07/01/2021	04/30/2014	A	351,131
2,250,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	07/01/2014	A	2,260,643
115,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2018	07/01/2014	A	116,045
4,600,000	NYS DA (North General Hospital)	5.750	02/15/2016	04/30/2014	A	4,618,078
100,000	NYS DA (North General Hospital)[1]	5.750	02/15/2017	04/30/2014	A	100,359
4,650,000	NYS DA (North General Hospital)	5.750	02/15/2015	04/30/2014	A	4,669,019
8,475,000	NYS DA (North General Hospital)[1]	5.000	02/15/2025	04/30/2014	A	8,485,933
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020	04/30/2014	A	3,759,975
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	04/30/2014	A	5,681,995
15,000	NYS DA (North Onondaga Public Library)[1]	4.875	07/01/2017	04/30/2014	A	15,039
400,000	NYS DA (North Shore L.I. Jewish Health Care/L.I. Jewish Medical Center Obligated Group)[1]	5.000	05/01/2018	04/30/2014	A	406,268
100,000	NYS DA (North Shore L.I. Jewish Health Care/North Schore University Hospital Obligated Group)[1]	5.500	05/01/2030	05/01/2019	A	107,262
720,000	NYS DA (Northeast Parent & Child)[1]	5.500	07/01/2018	04/30/2014	A	721,382
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2017	A	21,471,320
13,480,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2016	A	13,944,251
4,560,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024	01/24/2017	A	4,849,058
50,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	07/01/2017	A	54,643
1,850,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2020	07/01/2016	A	2,015,501
14,170,000	NYS DA (NYU)[1]	5.250	07/01/2027	07/01/2019	A	16,241,087
25,000	NYS DA (Office General Services)[1]	5.000	04/01/2028	04/28/2014	A	25,092
1,250,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2015	11/01/2015		1,274,925
1,140,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2014	11/01/2014		1,150,283
2,995,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	12/06/2024	B	2,823,776
2,895,000	NYS DA (Pace University)[1]	5.000	05/01/2026	05/01/2023	A	3,002,433
31,295,000	NYS DA (Personal Income Tax)[1]	5.000	03/15/2036	09/15/2016	A	33,627,103
17,000,000	NYS DA (Personal Income Tax)	5.000	12/15/2029	12/15/2022	A	19,054,280
3,680,000	NYS DA (Providence Rest)[1]	5.000	07/01/2021	07/01/2015	A	3,696,523
2,000,000	NYS DA (Providence Rest)[1]	5.250	07/01/2025	07/01/2015	A	2,007,980
1,250,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030	07/01/2015	A	1,250,275
100,000	NYS DA (School District Bond Financing Program), Series A1	5.750	10/01/2020	10/01/2015	A	107,382
1,025,000	NYS DA (School District Bond Financing Program), Series C1	5.000	10/01/2026	10/01/2022	A	1,143,388
400,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2027	10/01/2022	A	444,716
2,820,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2026	10/01/2022	A	3,150,109
200,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2028	10/01/2022	A	220,886

14	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,690,000	NYS DA (School District Bond Financing Program), Series H	5.000%	10/01/2026	10/01/2022	A	$1,882,559
500,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2029	10/01/2022	A	548,755
500,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2027	10/01/2022	A	555,895
400,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2028	10/01/2022	A	441,772
2,740,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	3,083,295
1,665,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	1,879,369
3,190,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	3,589,675
1,885,000	NYS DA (School District Financing)	5.000	10/01/2027	10/01/2023	A	2,113,462
2,485,000	NYS DA (School District Financing)	5.000	10/01/2027	10/01/2023	A	2,777,658
1,675,000	NYS DA (School District Financing)	5.000	10/01/2025	10/01/2022	A	1,882,918
2,190,000	NYS DA (School District Financing)	5.000	10/01/2024	10/01/2022	A	2,481,774
2,250,000	NYS DA (School District Financing)	5.000	10/01/2025	10/01/2023	A	2,553,368
5,000	NYS DA (School District Financing)	5.500	10/01/2017	04/29/2014	A	5,022
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021	07/01/2014	A	15,581,858
20,000	NYS DA (Special Act School Districts)	5.250	07/01/2014	04/30/2014	A	20,085
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019	04/30/2014	A	928,996
40,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2016	04/30/2014	A	40,173
20,000	NYS DA (Special Act School Districts)	5.250	07/01/2015	04/30/2014	A	20,083
135,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2019	04/30/2014	A	135,555
2,495,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	08/13/2019	A	2,867,104
5,275,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027	01/03/2023	B	5,089,109
815,000	NYS DA (St. John’s University)	5.000	07/01/2027	07/01/2022	A	900,991
180,000	NYS DA (St. John’s University)	5.000	07/01/2028	07/01/2022	A	197,368
6,850,000	NYS DA (St. John’s University)	5.000	07/01/2030	07/01/2022	A	7,434,648
3,000,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2025	07/01/2017	A	3,120,480
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017	A	4,119,609
100,825,000	NYS DA (St. Luke’s Roosevelt Hospital)[1]	4.800	08/15/2025	08/08/2015	A	105,462,950
30,000	NYS DA (St. Thomas Aquinas College)	5.000	07/01/2014	04/30/2014	A	30,108
20,000	NYS DA (St. Thomas Aquinas College)	5.000	07/01/2014	04/30/2014	A	20,083
120,000	NYS DA (St. Thomas Aquinas College)[1]	5.250	07/01/2028	04/30/2014	A	120,062
13,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2027	02/15/2022	A	14,682,980
5,795,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022	A	6,486,749
19,280,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2028	03/15/2022	A	21,600,926
17,900,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016	A	19,350,616
20,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016	A	22,244
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019	A	275,828

15	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250%	08/15/2022	04/30/2014	A	$2,827,924
65,000	NYS DA (The Children’s Home of Kingston)[1]	5.250	07/01/2017	04/30/2014	A	65,272
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021	A	7,566,001
150,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	04/30/2014	A	150,383
25,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2024	04/28/2014	A	25,091
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022	07/01/2014	A	1,178,304
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021	07/01/2014	A	1,927,327
125,000	NYS DA (Upstate Community Colleges)[1]	5.250	07/01/2020	07/01/2014	A	126,466
5,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028	04/30/2014	A	5,018
25,000	NYS DA (Upstate Community Colleges)[1]	6.000	07/01/2031	01/01/2019	A	27,579
70,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028	04/30/2014	A	70,251
75,000	NYS DA (Vanderheyden Hall)[1]	5.250	07/01/2018	04/30/2014	A	75,314
50,000	NYS DA (White Plains Hospital)[1]	5.375	02/15/2043	08/15/2014	A	52,764
50,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2015	04/30/2014	A	50,211
1,120,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	04/30/2014	A	1,124,704
26,280,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	04/30/2014	A	26,390,376
250,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2015	04/30/2014	A	251,055
1,415,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	A	1,435,970
90,000	NYS DA (Yeshiva University)[1]	5.250	07/01/2016	07/01/2014	A	90,380
4,500,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	02/15/2034	08/15/2014	A	4,575,285
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875	06/15/2020	04/30/2014	A	20,738
6,720,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2034	06/15/2014	A	6,782,698
470,000	NYS EFC (NYS Water Services)	6.875	06/15/2014	04/30/2014	A	472,660
75,000	NYS EFC (State Personal Income Tax)[1]	5.000	12/15/2022	12/15/2014	A	77,567
37,445,000	NYS ERDA (Brooklyn Union Gas Company)	5.500	01/01/2021	04/30/2014	A	37,594,780
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1]	6.368	04/01/2020	04/01/2015	A	3,004,740
1,255,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150	11/01/2025	04/30/2014	A	1,256,770
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250	11/01/2027	11/01/2017	A	3,372,883
490,000	NYS HFA (Division Street)[1]	5.000	02/15/2026	01/12/2016	A	499,589
655,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037	01/16/2016	A	659,847

16	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350%	06/01/2025	08/01/2017	A	$3,133,380
35,000	NYS HFA (Hospital & Nursing Home)[1]	6.000	11/01/2014	11/01/2014		36,201
2,425,000	NYS HFA (Hospital & Nursing Home)	5.150	11/01/2016	04/30/2014	A	2,434,724
40,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019	04/30/2014	A	40,071
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026	04/30/2014	A	1,241,451
35,000	NYS HFA (Multifamily Hsg.)[1]	5.450	08/15/2018	04/30/2014	A	35,080
225,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2020	04/30/2014	A	228,123
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024	04/30/2014	A	1,341,434
315,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022	04/30/2014	A	315,375
1,685,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033	04/30/2014	A	1,686,348
20,000	NYS HFA (Multifamily Hsg.)	5.400	02/15/2016	04/30/2014	A	20,060
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2031	04/30/2014	A	303,507
5,000	NYS HFA (Multifamily Hsg.)	6.800	11/01/2014	04/30/2014	A	5,023
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850	11/01/2019	04/30/2014	A	90,305
2,285,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023	04/18/2017	A	2,386,523
1,105,000	NYS HFA (Simeon Dewitt)[1]	8.000	11/01/2018	04/30/2014	A	1,123,188
85,000	NYS HFA (Tiffany Gardens)[1]	4.500	08/15/2015	02/19/2015	B	86,913
300,000	NYS HFA, Series A1	6.125	11/01/2020	04/30/2014	A	300,681
470,000	NYS HFA, Series A1	6.100	11/01/2015	04/30/2014	A	472,289
780,000	NYS Thruway Authority[1]	5.000	01/01/2021	01/01/2015	A	806,871
960,000	NYS Thruway Authority[1]	5.000	01/01/2022	01/01/2015	A	993,360
100,000	NYS Thruway Authority[1]	5.000	04/01/2029	04/01/2019	A	108,280
25,000	NYS Thruway Authority[1]	5.000	03/15/2023	09/15/2014	A	25,555
15,000,000	NYS Thruway Authority	5.000	01/01/2029	01/01/2022	A	16,509,600
25,000,000	NYS Thruway Authority	5.000	01/01/2028	01/01/2022	A	27,730,750
20,500,000	NYS Thruway Authority	5.000	01/01/2030	01/01/2022	A	22,417,570
10,000,000	NYS Thruway Authority	5.000	01/01/2027	01/01/2022	A	11,193,600
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2020	07/01/2014	A	4,048,600
1,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2021	07/01/2014	A	1,011,970
3,000,000	NYS UDC, Series A-22[1]	5.000	01/01/2020	01/01/2020		3,478,500
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	A	4,570,414
325,000	Oneida County, NY IDA (Presbyterian Home)	6.250	06/01/2015	04/30/2014	A	326,570
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100	06/01/2020	04/30/2014	A	1,620,103
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250	03/01/2019	09/01/2014	A	1,206,553
490,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2023	07/01/2022	A	536,379
465,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2022	07/01/2022		513,365
540,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2025	07/01/2022	A	576,823
515,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2024	07/01/2022	A	555,556
1,000,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	A	1,092,280
730,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2020	07/01/2020		822,820

17	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$460,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000%	07/01/2019	07/01/2019		$524,621
530,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2022	07/01/2022		597,655
505,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2021	07/01/2021		569,489
805,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2022	07/01/2022		907,758
485,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2020	07/01/2020		546,668
765,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2021	07/01/2021		862,691
690,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2019	07/01/2019		786,931
100,000	Orange County, NY IDA (Crystal Run Village)[1]	4.750	07/01/2016	07/01/2016		99,645
2,220,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	04/30/2014	A	2,226,527
830,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	04/30/2014	A	832,440
1,875,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)[1]	5.375	12/01/2021	04/30/2014	A	1,883,156
1,140,000	Otsego County, NY IDA (AOFMHS)	5.350	10/01/2017	04/30/2014	A	1,144,845
1,005,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020	05/01/2014	A	1,006,286
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350	11/01/2020	05/01/2014	A	3,629,568
25,000	Plattsburgh, NY Fire District No. 3[1]	6.250	10/15/2014	10/15/2014		25,827
405,000	Port Authority NY/NJ (Continental Airlines)[1]	9.125	12/01/2015	04/30/2014	A	413,347
39,900,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	41,706,273
67,765,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	04/30/2014	A	67,870,713
106,840,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	04/30/2014	A	107,503,476
46,495,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	04/30/2014	A	46,711,667
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250	12/01/2014	12/01/2014		18,645,927
2,600,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	2,744,976
23,200,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	07/28/2017	B	22,478,016
25,000	Port Authority NY/NJ, 135th Series[1]	4.500	09/15/2026	04/30/2014	A	25,316
60,000	Port Authority NY/NJ, 135th Series[1]	5.000	09/15/2027	04/30/2014	A	60,822
18,855,000	Port Authority NY/NJ, 136th Series[1]	5.375	11/01/2025	05/01/2014	A	19,107,657
35,000	Port Authority NY/NJ, 137th Series[1]	5.125	07/15/2030	07/15/2014	A	35,472
300,000	Port Authority NY/NJ, 138th Series[1]	5.000	12/01/2018	12/01/2014	A	312,201
350,000	Port Authority NY/NJ, 140th Series[1]	5.000	12/01/2027	06/01/2015	A	369,611
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022	09/01/2015	A	14,903,546

18	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$10,000,000	Port Authority NY/NJ, 141st Series[1]	5.000%	09/01/2026	09/01/2015	A	$10,496,100
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025	09/01/2015	A	6,309,840
5,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021	09/01/2015	A	6,077,061
17,800,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2030	04/01/2016	A	18,354,826
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018	A	2,347,254
5,730,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018	A	6,327,696
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018	A	272,858
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022	A	7,798,526
13,075,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2030	04/01/2022	A	14,059,940
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022	A	10,905,800
2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500	07/15/2019	07/15/2014	A	2,848,416
850,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	04/30/2014	A	852,074
25,000	Queensbury, NY Union Free School District[1]	5.000	06/15/2016	06/15/2014	A	25,247
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	12/01/2014	A	1,232,712
865,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	04/30/2014	A	865,744
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	04/30/2014	A	50,095
390,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2027	04/30/2014	A	390,417
50,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.500	06/01/2015	04/30/2014	A	50,004
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	05/31/2014	A	1,489,866
905,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	06/01/2025		877,732
230,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.000	06/01/2019	06/01/2014	A	231,109
5,845,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022	06/01/2014	A	5,870,601
575,000	Rockland County, NY GO	5.000	12/15/2019	12/15/2019		639,383
575,000	Rockland County, NY GO	5.000	12/15/2020	12/15/2020		629,246
600,000	Rockland County, NY GO	5.000	12/15/2022	12/15/2022		657,540
5,000	Rockland County, NY Solid Waste Management Authority	5.625	12/15/2014	04/30/2014	A	5,023
150,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625	08/15/2035	08/15/2014	A	149,988
5,595,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	12/19/2014	B	5,564,283
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014		513,625
100,000	Saratoga, NY IDA (Skidmore College)[1]	4.500	07/01/2019	04/30/2014	A	100,361
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015		52,075

19	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$5,000	SONYMA, Series 105[1]	4.250%	10/01/2017	04/14/2014	A	$5,007
10,000	SONYMA, Series 109[1]	4.900	10/01/2028	04/30/2014	A	10,006
5,000,000	SONYMA, Series 116[1]	4.300	10/01/2019	04/30/2014	A	5,018,450
22,005,000	SONYMA, Series 116[1]	4.750	10/01/2029	04/30/2014	A	22,012,922
1,460,000	SONYMA, Series 117[1]	3.900	10/01/2014	04/19/2014	A	1,463,460
45,000	SONYMA, Series 137[1]	4.700	10/01/2031	10/01/2015	A	45,204
320,000	SONYMA, Series 145[1]	4.950	10/01/2023	04/01/2017	A	330,707
2,485,000	SONYMA, Series 29[3]	5.450	10/01/2031	12/30/2014	A	2,503,922
400,000	SONYMA, Series 31[1]	5.200	10/01/2021	04/30/2014	A	401,628
555,000	SONYMA, Series 31[1]	5.300	10/01/2031	04/30/2014	A	557,303
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2017	A	425,687
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	06/15/2017	A	445,929
300,000	Spring Valley, NY GO1	5.000	05/01/2020	05/01/2015	A	312,657
350,000	Spring Valley, NY GO1	5.000	05/01/2024	05/01/2015	A	361,953
335,000	Spring Valley, NY GO1	5.000	05/01/2023	05/01/2015	A	346,953
325,000	Spring Valley, NY GO1	5.000	05/01/2022	05/01/2015	A	337,025
365,000	Spring Valley, NY GO1	5.000	05/01/2025	05/01/2015	A	377,465
310,000	Spring Valley, NY GO1	5.000	05/01/2021	05/01/2015	A	322,360
1,050,000	St. Lawrence County, NY IDA (Clarkson University)	5.250	09/01/2033	03/01/2022	A	1,132,730
1,820,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	6.200	12/01/2017	06/01/2016	B	1,699,898
1,345,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2027	01/01/2023	A	1,501,787
920,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2025	01/01/2023	A	1,043,988
300,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2024	01/01/2023	A	343,257
50,000	Suffolk County, NY Economic Devel. (Family Residences Essential Enterprises)[1]	6.000	10/01/2015	04/02/2015	B	50,631
240,000	Suffolk County, NY Economic Devel. (Family Residences Essential Enterprises), Series A1	6.375	12/01/2018	12/01/2014	A	242,527
415,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	12/08/2021	B	404,725
295,000	Suffolk County, NY IDA (ALIA-CCDRCA)[1]	7.000	06/01/2016	06/01/2014	A	295,375
85,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017	02/01/2016	B	85,791
350,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017	07/17/2015	B	353,259
200,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	12/03/2019	B	198,598
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	11/28/2019	B	297,897
300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	03/31/2019	B	297,897
300,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020	12/30/2016	A	301,311

20	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$300,000	Suffolk County, NY IDA (DDI)[1]	6.000%		10/01/2020	12/28/2016	A	$301,311
300,000	Suffolk County, NY IDA (DDI)[1]	6.000		10/01/2020	12/30/2016	A	301,311
1,065,000	Suffolk County, NY IDA (Dowling College)[1]	5.000		06/01/2018	06/01/2016	A	1,078,557
1,180,000	Suffolk County, NY IDA (Dowling College)[1]	4.750		06/01/2026	07/04/2024	B	1,088,349
2,630,000	Suffolk County, NY IDA (Dowling College)[1]	6.700		12/01/2020	04/30/2014	A	2,631,657
400,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000		10/01/2020	01/03/2017	A	401,748
4,500,000	Suffolk County, NY IDA (Keyspan-Port Jefferson Center)[1]	5.250		06/01/2027	04/30/2014	A	4,523,355
155,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250		11/01/2016	11/13/2015	B	157,348
60,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250		11/01/2016	05/01/2014	A	60,029
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250		03/01/2018	03/01/2015	A	1,041,420
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250		03/01/2017	03/01/2015	A	729,470
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250		03/01/2021	03/01/2015	A	1,036,170
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250		03/01/2019	03/01/2015	A	727,461
720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250		03/01/2020	03/01/2015	A	746,791
1,535,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500		01/01/2023	09/15/2019	B	1,526,450
120,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.400		02/01/2015	02/01/2015		118,264
270,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.375		11/01/2015	05/09/2015	B	262,705
15,000	Suffolk County, NY IDA (South Country Library)[1]	4.750		01/01/2019	04/30/2014	A	15,035
200,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000		10/01/2020	05/22/2016	A	202,700
300,000	Suffolk County, NY IDA (WORCA)[1]	6.000		10/01/2020	01/04/2017	A	301,311
1,145,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2021	06/01/2021		1,256,489
25,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2017	09/01/2014	A	25,607
75,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2020	09/01/2014	A	76,511
100,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2023	09/01/2014	A	101,846
30,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2021	09/01/2014	A	30,560
1,235,000	Syracuse, NY IDA (Carousel Center)	5.652	[5]	01/01/2018	08/12/2016	B	993,224
20,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2021	06/14/2018	B	19,120
320,000	Syracuse, NY IDA (One Center Armory Garage)	6.750		12/01/2017	04/30/2014	A	320,246
80,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875		02/01/2033	04/21/2014	A	80,254

21	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000%	09/01/2031	09/01/2021	A	$1,068,560
10,000	Ulster County, NY GO1	5.400	11/15/2015	05/15/2014	A	10,064
160,000	Ulster County, NY Res Rec[1]	5.000	03/01/2017	03/01/2016	A	169,122
155,000	Ulster County, NY Res Rec[1]	5.000	03/01/2016	03/01/2016		164,953
170,000	Ulster County, NY Res Rec[1]	5.000	03/01/2018	03/01/2016	A	178,464
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2040	09/06/2028	B	321,757
65,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250	06/01/2025	03/09/2017	B	63,767
10,075,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750	06/01/2030	03/03/2020	B	9,700,412
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450	06/01/2040	06/01/2027	B	749,830
375,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	08/05/2014	A	378,754
4,490,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500	06/01/2021	04/18/2014	B	4,457,178
10,700,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	11/05/2017	B	9,977,108
75,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	07/10/2020	B	75,723
1,000,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.000	10/15/2030	05/05/2020	A	1,022,170
2,000,000	Yonkers, NY GO1	5.000	10/01/2023	10/01/2021	A	2,232,000
445,000	Yonkers, NY GO1	5.000	08/01/2015	08/01/2015		468,776
60,000	Yonkers, NY GO1	5.000	08/01/2014	08/01/2014		60,842
1,000,000	Yonkers, NY GO1	5.000	10/01/2024	10/01/2021	A	1,100,610
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	04/01/2015	A	1,501,022
600,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2029	06/01/2019	A	657,966
3,680,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024	06/01/2019	A	4,067,467
865,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016	04/30/2014	A	866,436
						2,896,504,631
U.S. Possessions—29.1%
192,000	Guam EDA (TASC)[1]	5.300	05/15/2014	05/15/2014		193,192
3,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)[1]	4.500	10/01/2026	10/01/2026		2,885,792
6,000,000	Guam Government Business Privilege	5.000	01/01/2032	01/01/2022	A	6,156,540
1,435,000	Guam Government Business Privilege	5.000	01/01/2027	01/01/2022	A	1,525,305
3,255,000	Guam Government Business Privilege	5.000	01/01/2028	01/01/2022	A	3,426,636
1,200,000	Guam Government Business Privilege[1]	5.000	01/01/2031	01/01/2022	A	1,236,036
8,750,000	Guam International Airport Authority	6.000	10/01/2023	08/01/2018	A	9,360,312
1,350,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021		1,530,859
3,185,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022	A	3,510,857
2,690,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022	A	2,946,653
900,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019		1,020,123
1,350,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020		1,528,159

22	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$170,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250%		06/01/2032	05/26/2018	B	$148,174
15,250,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2024	07/01/2024		11,403,950
9,150,000	Puerto Rico Aqueduct & Sewer Authority	5.500		07/01/2028	07/01/2028		6,765,052
200,000	Puerto Rico Children’s Trust Fund (TASC)	4.250		05/15/2014	04/30/2014	A	200,544
72,885,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	07/11/2027	B	64,818,088
180,140,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	07/23/2017	B	176,234,565
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	11/14/2032	B	26,206,335
2,840,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	05/09/2029	B	2,144,711
25,000	Puerto Rico Commonwealth GO1	5.000		07/01/2028	08/06/2026	B	18,809
11,735,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	10/02/2031	B	8,681,553
440,000	Puerto Rico Commonwealth GO1	5.500		07/01/2020	07/01/2020		445,522
5,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	07/01/2030		3,775,900
15,000	Puerto Rico Commonwealth GO1	5.250		07/01/2029	07/01/2029		11,532
6,750,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	07/01/2032		4,993,650
13,100,000	Puerto Rico Commonwealth GO1	5.500		07/01/2023	07/01/2023		11,001,249
1,400,000	Puerto Rico Commonwealth GO1	5.375		07/01/2030	07/01/2030		1,073,044
7,000,000	Puerto Rico Commonwealth GO1	5.250		01/01/2015	01/01/2015		6,802,880
34,755,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	06/01/2014	A	34,753,957
10,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	07/01/2029		8,231,400
2,890,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	07/01/2018	A	2,910,114
600,000	Puerto Rico Commonwealth GO1	6.000		07/01/2038	08/12/2036	B	468,078
1,950,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	08/26/2036	B	1,611,285
165,000	Puerto Rico Commonwealth GO1	5.000		07/01/2024	07/01/2024		131,487
2,995,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	07/01/2031		2,200,936
240,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	07/01/2026		195,115
4,795,000	Puerto Rico Commonwealth GO1	5.250		07/01/2022	07/01/2022		3,888,457
2,430,000	Puerto Rico Commonwealth GO1	5.250		07/01/2021	07/01/2021		1,999,477
250,000	Puerto Rico Commonwealth GO	3.609	[5]	07/01/2015	07/01/2015		229,260
14,850,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	07/01/2024		12,091,018
100,000	Puerto Rico Commonwealth GO1	5.500		07/01/2016	07/01/2016		101,660
1,950,000	Puerto Rico Commonwealth GO1	5.500		07/01/2019	07/01/2019		1,979,718
4,575,000	Puerto Rico Commonwealth GO1	5.250		07/01/2023	07/01/2023		3,768,199
2,715,000	Puerto Rico Commonwealth GO1	5.250		07/01/2022	07/01/2022		2,201,702
400,000	Puerto Rico Commonwealth GO1	1.864		07/01/2021	01/01/2015	A	246,112
21,785,000	Puerto Rico Commonwealth GO1	5.250		07/01/2025	07/01/2025		17,489,216
270,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	07/01/2024		219,837
12,600,000	Puerto Rico Commonwealth GO1	2.043		07/01/2018	07/01/2018		11,533,536
500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2020	07/01/2020		449,695
4,155,000	Puerto Rico Commonwealth GO1	2.083		07/01/2020	07/01/2020		3,569,311
4,400,000	Puerto Rico Commonwealth GO1	2.063		07/01/2019	07/01/2019		3,917,496
5,000,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2018	07/01/2018		4,845,300

23	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$150,000	Puerto Rico Convention Center Authority[1]	5.000%	07/01/2023	07/01/2023	$98,675
10,920,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2023	07/01/2023	7,597,153
28,360,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2022	07/01/2022	20,268,325
11,595,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2025	07/01/2025	7,785,231
11,490,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2024	07/01/2024	7,714,846
24,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2027	07/01/2027	15,883,200
33,580,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	07/01/2028	21,914,980
4,905,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028	3,201,101
100,000	Puerto Rico Electric Power Authority, Series DDD[1]	5.000	07/01/2022	07/01/2022	70,076
2,915,000	Puerto Rico Electric Power Authority, Series LL1	5.500	07/01/2017	07/01/2017	2,972,863
500,000	Puerto Rico Electric Power Authority, Series PP1	5.000	07/01/2024	07/01/2024	473,440
280,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2024	07/01/2024	265,126
285,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2021	07/01/2021	277,214
50,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2022	07/01/2022	48,131
100,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2022	07/01/2022	96,262
830,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2023	07/01/2023	794,352
175,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2017	07/01/2015 A	175,343
12,500,000	Puerto Rico Electric Power Authority, Series WW1	5.250	07/01/2025	07/01/2025	8,392,875
500,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	07/01/2026	334,395
10,040,000	Puerto Rico Electric Power Authority, Series ZZ1	5.000	07/01/2018	07/01/2018	8,041,036
5,000,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2018	07/01/2018	4,004,450
24,000,000	Puerto Rico HFA	4.650	12/01/2023	08/03/2022 B	23,917,200
3,425,000	Puerto Rico HFA[1]	4.600	12/01/2024	12/01/2024	3,413,663
85,000	Puerto Rico HFA	5.000	12/01/2020	04/30/2014 A	85,073
5,100,000	Puerto Rico HFA Capital Fund Modernization (Puerto Rico Public Hsg.)	5.125	12/01/2027	12/01/2018 A	5,102,754
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2020	126,873

24	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$5,400,000	Puerto Rico Highway & Transportation Authority[1]	2.305%	07/01/2028	07/01/2028	$3,068,874
2,900,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018	2,155,077
25,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/01/2019	13,796
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2022	07/01/2022	4,408,363
425,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/01/2019	351,105
160,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2025	07/01/2025	97,795
135,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2023	07/01/2023	74,440
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	08/06/2026 B	49,618
100,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2017	07/01/2017	75,034
180,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	07/01/2014 A	180,027
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2022	01/22/2021 B	49,630
5,060,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2021	07/01/2021	3,043,438
45,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2014	07/01/2014	45,009
7,000,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2024	07/01/2024	3,964,100
835,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2027	12/28/2026 B	778,796
425,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	02/20/2026 B	234,307
50,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	02/20/2026 B	45,429
400,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2019	284,432
100,000	Puerto Rico Highway & Transportation Authority, Series I1	5.000	07/01/2023	07/01/2023	60,424
14,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2025	07/01/2025	8,200,762
16,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2026	07/01/2026	9,387,742
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2022	07/01/2022	6,231,280
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2024	07/01/2024	7,227,392
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2021	07/01/2021	2,467,369
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2023	07/01/2023	6,952,560

25	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$185,000	Puerto Rico Industrial Devel. Company, Series B	5.375%	07/01/2016	04/30/2014 A	$185,100
780,000	Puerto Rico Infrastructure[1]	5.000	07/01/2019	07/01/2019	591,802
5,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021	3,768,700
16,550,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026	11,699,857
1,055,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	10/01/2024	745,368
50,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014	10/01/2014	48,917
1,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2016	07/01/2016	1,249,775
4,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2023	07/01/2023	3,026,765
2,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026	1,634,025
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021	608,309
2,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2016	04/01/2016	2,493,425
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019	1,130,691
2,000,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2017	04/01/2017	1,981,460
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022	597,766
1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2018	04/01/2018	1,135,053
34,610,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024 B	32,008,366
20,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2015	01/04/2015 B	18,994
15,645,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016 A	15,784,866
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025	04/30/2014 A	75,754
325,000	Puerto Rico ITEMECF (Hospital de la Concepcion)	6.375	11/15/2015	04/30/2014 A	326,326
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020	04/30/2014 A	2,010,180
500,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021	502,170
2,575,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	05/11/2020 B	2,410,149
365,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	10/01/2021	357,634
415,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2022	10/01/2022	402,977
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2018	07/01/2014 A	355,415

26	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$2,190,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625%		07/01/2015	07/01/2015	$2,186,737
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625		07/01/2019	07/01/2014 A	1,876,725
2,445,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625		07/01/2017	07/01/2014 A	2,449,450
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625		07/01/2016	07/01/2014 A	2,216,728
125,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2017	04/30/2014 A	125,038
20,000	Puerto Rico Municipal Finance Agency, Series A1	4.750		08/01/2022	08/01/2022	19,189
70,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2021	08/01/2021	69,898
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2023	08/01/2023	7,264,038
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2024	08/01/2024	7,548,600
500,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2027	03/12/2025 B	465,370
230,000	Puerto Rico Municipal Finance Agency, Series A	5.500		07/01/2017	04/30/2014 A	230,117
10,245,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2018	08/01/2018	10,368,452
275,000	Puerto Rico Public Buildings Authority[1]	5.125		07/01/2024	02/02/2024 B	212,765
1,250,000	Puerto Rico Public Buildings Authority[1]	5.500	[2]	07/01/2035	07/01/2017 C	1,189,062
3,020,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2020	07/01/2020	2,576,755
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	03/02/2028 B	10,771,118
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	[2]	07/01/2034	07/01/2017 C	1,219,092
2,425,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2024	07/01/2024	1,909,469
2,060,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2021	07/01/2021	1,684,606
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2026	07/01/2026	10,454,530
3,255,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2025	07/01/2025	2,582,126
13,645,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	07/01/2021	12,026,567
150,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2015	07/01/2015	144,300
3,035,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2018	07/01/2018	2,997,487
1,270,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2023	07/01/2023	1,058,520
50,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2017	07/01/2017	45,657
3,020,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2017	07/01/2017	3,002,907
50,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	07/01/2026	41,003
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	04/13/2025 B	26,159,147
7,160,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2016	07/01/2016	7,160,859
3,490,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2022	07/01/2022	2,860,020
205,030,000	Puerto Rico Public Finance Corp., Series A1	6.500		08/01/2028	12/12/2027 B	146,321,710
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125		08/01/2029	08/01/2029	65,172,735
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625		08/01/2030	08/01/2030	15,551,120
4,080,000	University of Puerto Rico[1]	5.000		06/01/2025	06/01/2025	2,545,512

27	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$2,750,000	University of Puerto Rico[1]	5.000%	06/01/2026	06/01/2026	$1,692,790
3,725,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2024	2,371,968
5,645,000	University of Puerto Rico, Series P1	5.000	06/01/2030	12/23/2028 B	3,301,083
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022	06/01/2022	5,655,645
7,470,000	University of Puerto Rico, Series P1	5.000	06/01/2021	06/01/2021	5,135,849
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023	06/01/2023	5,444,634
3,515,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2021	2,416,668
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030	12/22/2028 B	175,434
100,000	University of Puerto Rico, Series Q1	5.000	06/01/2024	06/01/2024	63,677
4,930,000	University of Puerto Rico, Series Q1	5.000	06/01/2018	06/01/2018	3,681,132
2,490,000	University of Puerto Rico, Series Q1	5.000	06/01/2019	06/01/2019	1,827,262
45,000	V.I. Port Authority, Series A1	5.000	09/01/2023	04/30/2014 A	45,149
2,805,000	V.I. Port Authority, Series A1	5.250	09/01/2018	04/30/2014 A	2,815,238
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2024	10/01/2016 A	875,543
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016 A	1,753,262
3,670,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016 A	3,771,219
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2027	10/01/2016 A	50,854
3,330,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016 A	3,438,092
1,350,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2025	10/01/2020 A	1,439,924
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	10/01/2019 A	677,586
1,500,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2027	10/01/2022 A	1,577,100
1,425,000	V.I. Public Finance Authority, Series A1	5.000	10/01/2032	10/01/2022 A	1,469,275
665,000	V.I. Public Finance Authority, Series A-1[1]	4.500	10/01/2024	10/01/2019 A	690,250
20,000	V.I. Public Finance Authority, Series C1	5.000	10/01/2022	10/01/2019 A	21,329
80,000	V.I. Tobacco Settlement Financing Corp. (TASC)	4.950	05/15/2014	04/30/2014 A	80,264
920,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	04/03/2014 B	909,273
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	12/20/2017 B	1,376,856
100,000	V.I. Water & Power Authority[1]	4.500	07/01/2020	07/01/2020	97,076
125,000	V.I. Water & Power Authority[1]	4.500	07/01/2028	08/02/2026 B	116,500
225,000	V.I. Water & Power Authority[1]	5.000	07/01/2018	06/30/2014 A	224,989
100,000	V.I. Water & Power Authority1	5.000	07/01/2019	07/01/2014 A	99,991
					1,172,532,989
Total Municipal Bonds and Notes (Cost $4,332,029,256)					4,069,067,860

Shares
Common Stock—0.2%
2,137	CMS Liquidating Trust[6,7] (Cost $6,838,400)				7,376,924

28	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Value
Total Investments, at Value (Cost $4,338,867,656)—101.2%	$4,076,444,784
Liabilities in Excess of Other Assets—(1.2)	(49,544,109)

Net Assets—100.0%	$4,026,900,675

Footnotes to Statement of Investments

**Call	Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Non-income producing security.

7. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncliff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Sumaritan Hospital Medical Center
HDC	Housing Devel. Corp.

29	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

HFA	Housing Finance Agency
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LIFERS	Long Inverse Floating Exempt Receipts
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
Res Rec	Resource Recovery Facility
RIBS	Residual Interest Bonds
ROLs	Residual Option Longs
SAVRS	Select Auction Variable Rate Securities
SCHRC	St. Charles Hospital and Rehabilitation Center
SFH	St. Francis Hospital
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UDC	Urban Development Corporation
USBFCC	Urban Strategies Brookdale Family Care Center
USTA	United States Tennis Association
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

30	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Rochester Limited Term New York Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying

31	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference

32	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $73,250,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the

33	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 31, 2014, municipal bond holdings with a value of $163,337,290 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $79,110,000 in short-term floating rate securities issued and outstanding at that date.

At March 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 25,000,000	NY TSASC, Inc. (TFABs) LIFERS[3]	6.881%	6/1/26	$ 20,520,500
2,000,000	NYC GO DRIVERS	11.384	12/1/23	2,176,880
14,345,000	NYC GO ROLs[3]	8.109	8/1/27	18,018,611
9,380,000	NYC GO ROLs[3]	8.110	8/1/26	11,906,972
13,045,000	NYC GO ROLs[3]	8.110	8/1/27	16,386,346
11,485,000	NYC GO ROLs[3]	8.110	8/1/26	14,579,059
620,000	SONYMA, Series 29 DRIVERS	16.572	10/1/31	638,922

				$ 84,227,290

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $79,110,000 as of March 31, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two

34	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2014, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$80,834

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2014 is as follows:

Cost	$3,189,098
Market Value	$2,025,799
Market value as % of Net Assets	0.05%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

35	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

36	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

37	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$30,240	$—	$30,240
New York	—	2,896,085,411	419,220	2,896,504,631
U.S. Possessions	—	1,172,532,989	—	1,172,532,989
Common Stock	—	—	7,376,924	7,376,924
Total Assets	$—	$4,068,648,640	$7,796,144	$4,076,444,784

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

38	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$4,258,912,672 [1]

Gross unrealized appreciation	$58,909,015
Gross unrealized depreciation	(321,331,887)

Net unrealized depreciation	$(262,422,872)

1. The federal tax cost of securities does not include cost of $79,954,984 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities Note.

39	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/13/2014